Capital adequacy and liquidity situation - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 23,385	kr 23,899
Regulatory adjustments to Common Equity Tier 1 capital	(525)	(502)
Total Common Equity Tier-1 capital	22,860	23,397
Own funds	22,860	23,397
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	18,459	18,413
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	495	241
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	441	1,255
Additional value adjustments due to prudent valuation
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(95)	(84)
Intangible assets
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(24)	(22)
Fair value reserves related to gains or losses on cash flow hedges
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital		3
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(260)	(217)
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(144)	(180)
Insufficient coverage for non-performing exposures
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	kr (2)	kr (2)